Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 29,595	$ 37,285
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,997	8,965
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	26,870	28,185
Other Geographical Areas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 728	$ 135